Redeemable Noncontrolling Interests	9 Months Ended
Sep. 30, 2020
Temporary Equity Disclosure [Abstract]
Redeemable Noncontrolling Interests
11. REDEEMABLE NONCONTROLLING INTERESTS
In October 2019, one of the Group’s VIE’s subsidiary completed a round of preferred shares financing with RMB100,000 from third-party preferred shareholders. As the preferred shares can be redeemed by such shareholders upon the occurrence of certain events that are not solely within the control of the Group, these preferred shares are accounted for as redeemable noncontrolling interests.
The Group accounts for the changes in accretion to the redemption value in accordance with ASC Topic 480,
Distinguishing Liabilities from Equity
. The Group elects to use the effective interest method to account for the changes of redemption value over the period from the date of issuance to the earliest redemption date of the noncontrolling interest.
The movement in the carrying value of the redeemable noncontrolling interests is as follows:

	2020	2020
	RMB	US$
Balance as of January 1	101,542	14,955
Issuance of subsidiary shares	—	—
Accretion of redeemable noncontrolling interests	5,260	775

Balance as of September 30	106,802	15,730